Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Assets (Details)	Dec. 31, 2022
Lab equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives	3 years
Software
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives	3 years
Furniture and office equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives	3 years